Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 1,300	$ 9,000
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	11,800
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	12,000
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	209
Limited partnership interests	363,237	330,303
Mortgage loans	629,142	614,380
Total impaired mortgage loans	0	0	$ 0
Valuation allowances	0	0	0
Interest income on collateral, net of fees	235	306	235
Debt securities	4,917,725	4,872,174
Other liabilities and accrued expenses
Schedule of Investments [Line Items]
Investment-related debt		2,400
EMA limited partnerships
Schedule of Investments [Line Items]
Limited partnership interests	282,800	257,800
Cost-method limited partnership interests
Schedule of Investments [Line Items]
Limited partnership interests	80,500	72,500
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	19,800	14,500	53,200
Gross losses realized on sales of fixed income securities	8,200	21,700	9,300
Fixed income securities on loan	57,400	59,200
Debt securities	4,917,725	4,872,174
Fixed income securities | Non Income Producing Investments
Schedule of Investments [Line Items]
Debt securities	0
Equity securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	19,800	14,500	53,200
Gross losses realized on sales of fixed income securities	8,200	21,700	$ 9,300
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	360
Investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	9,500
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	1,900
Available for sale Securities, Unrealized Losses Having Loss of Less than Twenty Percent, Less than 12 Months	1,300
Debt securities	311,300	$ 269,200
Fixed income securities and short-term investments
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	$ 2,300